Accounts Receivable, Net	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2026	2025
	USD	USD
Accounts receivable	-	175,222
Allowance for credit losses	-	(164)
Accounts receivable, net	-	175,058

The movement of allowance for expected credit losses of accounts receivable was as follows:

	As of June 30,
	2026	2025
	USD	USD
Balance at beginning of the year	(164)	(1,721)
Reversal of allowance	167	1,571
Foreign currency translation adjustment	(3)	(14)
Balance at end of the year	-	(164)

The Group recorded reversal of allowance of $167, $1,571 and $4,735 for the years ended June 30, 2026, 2025 and 2024, respectively.